Financial instruments, Interest-bearing loans and borrowings (Details) £ in Thousands, $ in Millions		12 Months Ended
	Nov. 08, 2022 USD ($) Loan Tranche	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Nov. 06, 2020 USD ($) Tranche
Financial liabilities: interest-bearing loans and borrowings [Abstract]
Borrowings | £		£ 39,500	£ 37,226
Repayment of debt | £		£ 43,509	£ 0	£ 0
Pharmakon Loan Agreement [Member]
Financial liabilities: interest-bearing loans and borrowings [Abstract]
Borrowings, maximum capacity	$ 100
Number of tranches | Tranche	2
Borrowings, interest rate			0.00%
Pharmakon Loan Agreement, Tranche One [Member]
Financial liabilities: interest-bearing loans and borrowings [Abstract]
Borrowings, maximum capacity	$ 50
Borrowings, interest rate	9.75%
Maturity date of term loan		Nov. 30, 2028
Repayment of debt	$ 50
Pharmakon Loan Agreement, Tranche Two [Member]
Financial liabilities: interest-bearing loans and borrowings [Abstract]
Borrowings, maximum capacity	50
Borrowings, minimum draw capacity	$ 25
Pharmakon Loan Agreement, Tranche Two [Member] | Bottom of Range [Member]
Financial liabilities: interest-bearing loans and borrowings [Abstract]
Number of term loans | Loan	1
Pharmakon Loan Agreement, Tranche Two [Member] | Top of Range [Member]
Financial liabilities: interest-bearing loans and borrowings [Abstract]
Number of term loans | Loan	2
Oxford Finance Agreement [Member]
Financial liabilities: interest-bearing loans and borrowings [Abstract]
Borrowings, maximum capacity					$ 100
Number of tranches | Tranche					3
Repayment of debt	$ 50
Oxford Finance Agreement [Member] | LIBOR [Member]
Financial liabilities: interest-bearing loans and borrowings [Abstract]
Borrowings, interest rate		8.85%	8.85%
Oxford Finance Agreement [Member] | LIBOR [Member] | Bottom of Range [Member]
Financial liabilities: interest-bearing loans and borrowings [Abstract]
Borrowings, interest rate		9.01%	9.01%
Oxford Finance Agreement [Member] | LIBOR [Member] | Top of Range [Member]
Financial liabilities: interest-bearing loans and borrowings [Abstract]
Borrowings, interest rate		12.01%	12.01%
Oxford Finance Agreement, Tranche One [Member]
Financial liabilities: interest-bearing loans and borrowings [Abstract]
Borrowings					$ 50